Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated	As of	As of
	Useful Lives in years	September 30, 2016	June 30, 2016
Office equipment and furniture	3 – 5	$234,000	$201,000
Lab equipment	3 – 5	90,000	90,000
Leasehold improvements	3	112,000	45,000
Manufacturing equipment	5	7,000	7,000
Less accumulated depreciation and amortization		(130,000)	(112,000)
Fixed assets, net		$313,000	$231,000

Fixed assets consist of the following:

	Estimated Useful Lives in years	June 30,
		2016	2015
Office equipment and furniture	3 – 5	$201,000	$—
Lab equipment	3 – 5	90,000	90,000
Leasehold improvements	3	45,000	—
Manufacturing equipment	5	7,000	—
Less accumulated depreciation and amortization		(112,000)	(60,000)
Fixed assets, net		$231,000	$30,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2016	2015
Depreciation expense	$51,000	$27,000

Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of September 30,	As of June 30,
	2016	2016
Patents	$880,000	$880,000
Less accumulated amortization	(590,000)	(583,000)
Patents, net	$290,000	$297,000

Patents consist of the following:
	June 30,
	2016	2015
Patents	$880,000	$880,000
Less accumulated amortization	(583,000)	(251,000)
Patents, net	$297,000	$629,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Aytu recorded the following amortization expense in the respective periods:
	Year Ended June 30,
	2016	2015
Amortization expense	$332,000	$71,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2016 is as follows:
2017	$25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	172,000
$297,000